Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2014
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥2,176	¥655	¥68	¥—	¥2,899
Private equity investments(3)	—	—	42	—	42
Japanese government securities	2,587	—	—	—	2,587
Japanese agency and municipal securities	—	192	—	—	192
Foreign government, agency and municipal securities	4,615	1,378	26	—	6,019
Bank and corporate debt securities and loans for trading purposes	—	1,735	116	—	1,851
Commercial mortgage-backed securities (“CMBS”)	—	156	3	—	159
Residential mortgage-backed securities (“RMBS”)	—	2,221	3	—	2,224
Real estate-backed securities	—	—	0	—	0
Collateralized debt obligations (“CDOs”) and other(4)	—	170	13	—	183
Investment trust funds and other	136	87	30	—	253

Total trading assets and private equity investments	9,514	6,594	301	—	16,409

Derivative assets(5)
Equity contracts	750	1,102	70	—	1,922
Interest rate contracts	11	19,398	112	—	19,521
Credit contracts	4	1,268	42	—	1,314
Foreign exchange contracts	—	3,293	19	—	3,312
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(23,764)	(23,764)

Total derivative assets	765	25,061	243	(23,764)	2,305

Subtotal	¥10,279	¥31,655	¥544	¥(23,764)	¥18,714

Loans and receivables(6)	—	280	26	—	306
Collateralized agreements(7)	—	1,087	—	—	1,087
Other assets
Non-trading debt securities	406	615	3	—	1,024
Other(3)	358	94	56	—	508

Total	¥11,043	¥33,731	¥629	¥(23,764)	¥21,639

Liabilities:
Trading liabilities
Equities	¥774	¥132	¥1	¥—	¥907
Japanese government securities	3,046	—	—	—	3,046
Foreign government, agency and municipal securities	3,831	688	—	—	4,519
Bank and corporate debt securities	—	396	0	—	396
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	0	—	—	0
Investment trust funds and other	76	12	—	—	88

Total trading liabilities	7,727	1,229	1	—	8,957

Derivative liabilities(5)
Equity contracts	827	1,368	59	—	2,254
Interest rate contracts	10	19,142	151	—	19,303
Credit contracts	4	1,582	37	—	1,623
Foreign exchange contracts	—	2,926	14	—	2,940
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(24,030)	(24,030)

Total derivative liabilities	841	25,018	261	(24,030)	2,090

Subtotal	¥8,568	¥26,247	¥262	¥(24,030)	¥11,047

Short-term borrowings(8)	—	46	3	—	49
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	530	—	—	530
Long-term borrowings(8)(10)(11)	134	1,439	394	—	1,967
Other liabilities(12)	152	86	—	—	238

Total	¥8,854	¥28,348	¥659	¥(24,030)	¥13,831

	Billions of yen
	September 30, 2014
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2014
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,794	¥912	¥42	¥—	¥2,748
Private equity investments(3)	—	—	45	—	45
Japanese government securities	3,241	—	—	—	3,241
Japanese agency and municipal securities	—	168	0	—	168
Foreign government, agency and municipal securities	4,920	1,502	11	—	6,433
Bank and corporate debt securities and loans for trading purposes	—	2,116	115	—	2,231
Commercial mortgage-backed securities (“CMBS”)	—	143	3	—	146
Residential mortgage-backed securities (“RMBS”)	—	2,130	1	—	2,131
Real estate-backed securities	—	29	0	—	29
Collateralized debt obligations (“CDO”) and other(4)	—	194	29	—	223
Investment trust funds and other	475	71	18	—	564

Total trading assets and private equity investments	10,430	7,265	264	—	17,959

Derivative assets(5)
Equity contracts	784	1,212	53	—	2,049
Interest rate contracts	21	24,023	87	—	24,131
Credit contracts	5	1,069	35	—	1,109
Foreign exchange contracts	0	4,843	18	—	4,861
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(30,054)	(30,054)

Total derivative assets	810	31,147	193	(30,054)	2,096

Subtotal	¥11,240	¥38,412	¥457	¥(30,054)	¥20,055

Loans and receivables(6)	—	258	27	—	285
Collateralized agreements(7)	—	984	—	—	984
Other assets
Non-trading debt securities	366	601	0	—	967
Other(3)	347	52	56	—	455

Total	¥11,953	¥40,307	¥540	¥(30,054)	¥22,746

Liabilities:
Trading liabilities
Equities	¥870	¥195	¥1	¥—	¥1,066
Japanese government securities	2,894	—	—	—	2,894
Foreign government, agency and municipal securities	3,873	771	—	—	4,644
Bank and corporate debt securities	—	432	0	—	432
Residential mortgage-backed securities (“RMBS”)	—	3	—	—	3
Collateralized debt obligations (“CDO”) and other(4)	—	1	1	—	2
Investment trust funds and other	79	12	—	—	91

Total trading liabilities	7,716	1,414	2	—	9,132

Derivative liabilities(5)
Equity contracts	759	1,348	61	—	2,168
Interest rate contracts	9	23,696	139	—	23,844
Credit contracts	4	1,417	31	—	1,452
Foreign exchange contracts	0	4,425	16	—	4,441
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(30,155)	(30,155)

Total derivative liabilities	772	30,886	247	(30,155)	1,750

Subtotal	¥8,488	¥32,300	¥249	¥(30,155)	¥10,882

Short-term borrowings(8)	—	35	2	—	37
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	536	—	—	536
Long-term borrowings(8)(10)(11)	113	1,835	439	—	2,387
Other liabilities(12)	142	43	—	—	185

Total	¥8,743	¥34,749	¥690	¥(30,155)	¥14,027

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Schedule of quantitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments
Equities	¥68	DCF	Liquidity discounts	11.0 – 50.0%	18.1%

		DCM	Capitalization rates	6.8 – 6.9%	6.8%

Private equity investments	42	Market multiples	EV/EBITDA ratios Price/Embedded value ratios Liquidity discounts	4.5 – 11.6 x 0.4 x 0.0 – 33.0%	10.0 x 0.4 x 30.5%

Foreign government, agency and municipal securities	26	DCF	Credit spreads	0.0 – 5.9%	0.5%

Bank and corporate debt securities and loans for trading purposes	116	DCF	Credit spreads Recovery rates	0.0 – 26.6% 0.0 – 74.0%	4.7% 57.1%

Commercial mortgage-backed securities (“CMBS”)	3	DCF	Yields	6.2 – 30.4%	10.1%

Residential mortgage-backed securities (“RMBS”)	3	DCF	Yields Prepayment rates Default probabilities Loss severities	0.3 – 10.7% 3.8 – 50.0% 0.0 – 2.0% 0.1 – 87.2%	3.7% 12.8% 2.0% 51.2%

Collateralized debt obligations (“CDOs”) and other	13	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 90.9% 0.0 – 20.0% 1.0 – 65.0% 30.0 – 100.0%	11.1% 18.5% 3.2% 47.9%

Investment trust funds and other	30	DCF	Credit spreads Correlations	0.0 – 3.5% 0.50 – 0.71	0.1% 0.61

	March 31, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Derivatives, net:
Equity contracts	11	Option models	Dividend yield Volatilities Correlations	0.0 – 8.2% 6.9 – 59.9% (0.96) – 0.95	— — —

Interest rate contracts	(39)	DCF/ Option models	Interest rates	0.7 – 5.2%	—

		Option models	Volatilities Correlations	10.6 – 23.5% (0.45) – 0.99	— —

Credit contracts	5	DCF/ Option models	Credit spreads Recovery rates	0.0 – 20.9% 20.0 – 90.0%	— —

		Option models	Volatilities Correlations	1.0 – 70.0% 0.26 – 0.95	— —

Foreign exchange contracts	5	Option models	Volatilities	11.2 – 19.1%	—

Loans and receivables	26	DCF	Credit spreads	0.0%	0.0%

Other assets
Non-trading debt securities	3	DCF	Credit spreads	0.1 – 2.5%	0.8%

Other(3)	56	DCF	WACC	6.1%	6.1%
			Growth rates Liquidity discounts	1.0% 0.0 – 30.0%	1.0% 12.7%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	3.6 – 8.3 x 9.6 – 60.1 x 0.0 – 5.3 x 30.0%	4.9 x 24.0 x 1.0 x 30.0%

Liabilities:
Short-term borrowings	¥3	DCF	Volatilities Correlations	15.3 – 55.5% (0.78) – 0.94	— —

Long-term borrowings	394	DCF	Volatilities Correlations	10.6 – 55.5% (0.78) – 0.99	— —

	September 30, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments
Equities	¥42	DCF	Liquidity discounts	4.6 – 40.0%	33.1%

Private equity investments	45	Market multiples	EV/EBITDA ratios Price/Embedded value ratios Liquidity discounts	4.9 – 11.2x 0.4x 0.0 – 33.0%	9.8 x 0.4 x 30.5%

Foreign government, agency and municipal securities	11	DCF	Credit spreads	0.0 – 5.9%	0.5%

Bank and corporate debt securities and loans for trading purposes	115	DCF	Credit spreads Recovery rates	0.0 – 68.0% 0.0 – 37.0%	5.6% 25.0%

Commercial mortgage-backed securities (“CMBS”)	3	DCF	Yields	9.9 – 37.8%	16.6%

Residential mortgage-backed securities (“RMBS”)	1	DCF	Yields Prepayment rates	0.2 – 22.4% 2.7 – 12.0%	4.0% 7.3%

Collateralized debt obligations (“CDO”) and other	29	DCF	Yields Prepayment rates Default probabilities Loss severities	3.2 – 20.5% 0.0 – 20.0% 2.0 – 65.0% 33.0 – 100.0%	9.4% 19.1% 2.9% 32.2%

Derivatives, net:
Equity contracts	(8)	Option models	Dividend yield Volatilities Correlations	0.0 – 14.5% 9.5 – 73.5% (0.90) – 0.93	— — —

Interest rate contracts	(52)	DCF/ Option models	Interest rates	0.1 – 4.1%	—

		Option models	Volatilities Correlations	11.5 – 75.0% (0.30) – 1.00	— —

Credit contracts	4	DCF/ Option models	Credit spreads Recovery rates	0.0 – 7.0% 0.0 – 90.0%	— —

		Option models	Volatilities Correlations	1.0 – 67.0% 0.29 – 0.95	— —

Foreign exchange contracts	2	Option models	Volatilities	1.3 – 18.7%	—

Loans and receivables	27	DCF	Credit spreads	0.0 – 6.9%	0.5%

Other assets
Other(3)	56	DCF	WACC Growth rates Credit spreads Liquidity discounts	6.0% 1.0% 0.6 – 2.5% 0.0 – 30.0%	6.0% 1.0% 1.4% 10.4%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	4.0 – 9.9 x 11.5 – 83.9 x 0.0 – 5.0 x 30.0%	5.0 x 29.3 x 1.0 x 30.0%

	September 30, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Liabilities:
Short-term borrowings	¥2	DCF	Volatilities Correlations	16.0 – 44.5% (0.75) – 0.93	— —

Long-term borrowings	439	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	10.3 – 14.0% 20.0% 2.0% 30.0% 11.5 – 44.5% (0.75) – 0.99	— — — — — —

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

	Billions of yen
	Six months ended September 30, 2013
	Beginning balance as of six months ended September 30, 2013	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2013
Assets:
Trading assets and private equity investments
Equities	¥129	¥4	¥—	¥9	¥(46)	¥—	¥3	¥3	¥(0)	¥102
Private equity investments	87	(0)	—	0	(7)	—	4	—	—	84
Japanese agency and municipal securities	0	—	—	—	—	—	—	—	(0)	—
Foreign government, agency and municipal securities	91	10	—	305	(322)	—	—	8	(65)	27
Bank and corporate debt securities and loans for trading purposes	69	0	—	116	(78)	—	1	13	(20)	101
Commercial mortgage-backed securities (“CMBS”)	6	(0)	—	4	(5)	—	0	2	(0)	7
Residential mortgage-backed securities (“RMBS”)	4	(0)	—	0	(0)	—	0	1	(2)	3
Real estate-backed securities	68	1	—	0	(64)	—	0	—	—	5
Collateralized debt obligations (“CDO”) and other	12	(1)	—	9	(9)	—	0	2	(0)	13
Investment trust funds and other	13	0	—	11	(5)	—	0	—	(1)	18

Total trading assets and private equity investments	479	14	—	454	(536)	—	8	29	(88)	360

Derivatives, net(4)
Equity contracts	5	(7)	—	—	—	18	0	4	(6)	14
Interest rate contracts	(54)	(16)	—	—	—	18	(1)	(3)	3	(53)
Credit contracts	25	(2)	—	—	—	6	1	(1)	(0)	29
Foreign exchange contracts	(3)	(4)	—	—	—	7	(0)	(0)	0	0
Commodity contracts	(0)	(0)	—	—	—	0	(0)	0	—	0

Total derivatives, net	(27)	(29)	—	—	—	49	0	0	(3)	(10)

Subtotal	¥452	¥(15)	¥—	¥454	¥(536)	¥49	¥8	¥29	¥(91)	¥350

Loans and receivables	3	(0)	—	1	(2)	—	0	0	—	2
Other assets
Non-trading debt securities	4	(0)	(0)	—	—	—	0	—	—	4
Other	60	3	(0)	1	(3)	—	0	—	(1)	60

Total	¥519	¥(12)	¥(0)	¥456	¥(541)	¥49	¥8	¥29	¥(92)	¥416

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥0	¥0	¥(0)	¥0
Bank and corporate debt securities	0	0	—	(0)	(0)	—	0	0	—	0

Total trading liabilities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥0	¥0	¥(0)	¥0

Short-term borrowings	4	(0)	—	1	(3)	—	—	—	(2)	0
Payables and deposits	1	(0)	—	(0)	(0)	—	—	—	(0)	1
Long-term borrowings	222	43	—	251	(179)	—	1	4	(43)	213
Other liabilities	0	—	—	0	(0)	—	0	—	—	0

Total	¥227	¥43	¥—	¥252	¥(182)	¥—	¥1	¥4	¥(45)	¥214

	Billions of yen
	Six months ended September 30, 2014
	Beginning balance as of six months ended September 30, 2014	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2014
Assets:
Trading assets and private equity investments
Equities	¥68	¥1	¥—	¥14	¥(36)	¥—	¥1	¥2	¥(8)	¥42
Private equity investments	42	(1)	—	4	(1)	—	1	—	—	45
Japanese agency and municipal securities	—	(0)	—	0	(0)	—	—	—	—	0
Foreign government, agency and municipal securities	26	7	—	122	(122)	—	—	5	(27)	11
Bank and corporate debt securities and loans for trading purposes	116	2	—	78	(61)	—	5	11	(36)	115
Commercial mortgage-backed securities (“CMBS”)	3	(0)	—	6	(8)	—	—	2	(0)	3
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(3)	—	—	2	(1)	1
Real estate-backed securities	0	(0)	—	2	(0)	—	0	—	(2)	0
Collateralized debt obligations (“CDO”) and other	13	(3)	—	34	(22)	—	2	9	(4)	29
Investment trust funds and other	30	1	—	1	(11)	—	(0)	—	(3)	18

Total trading assets and private equity investments	301	7	—	261	(264)	—	9	31	(81)	264

Derivatives, net(4)
Equity contracts	11	(6)	—	—	—	(12)	0	(2)	1	(8)
Interest rate contracts	(39)	(20)	—	—	—	8	0	(1)	0	(52)
Credit contracts	5	(5)	—	—	—	5	0	(0)	(1)	4
Foreign exchange contracts	5	(1)	—	—	—	(2)	0	(0)	0	2
Commodity contracts	0	(0)	—	—	—	(0)	0	—	—	(0)

Total derivatives, net	(18)	(32)	—	—	—	(1)	0	(3)	0	(54)

Subtotal	¥283	¥(25)	¥—	¥261	¥(264)	¥(1)	¥9	¥28	¥(81)	¥210

Loans and receivables	26	(1)	—	—	(0)	—	2	—	—	27
Other assets
Non-trading debt securities	3	0	(0)	—	(3)	—	0	—	—	0
Other	56	(0)	(1)	2	(1)	—	0	—	—	56

Total	¥368	¥(26)	¥(1)	¥263	¥(268)	¥(1)	¥11	¥28	¥(81)	¥293

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥1	¥(0)	¥—	¥(0)	¥0	¥(1)	¥1
Bank and corporate debt securities	0	(0)	—	0	—	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other	—	(0)	—	1	(0)	—	0	—	—	1

Total trading liabilities	¥1	¥0	¥—	¥2	¥(0)	¥—	¥(0)	¥0	¥(1)	¥2

Short-term borrowings	3	(1)	—	1	(1)	—	—	0	(2)	2
Payables and deposits	0	(0)	—	(0)	(0)	—	—	—	(0)	0
Long-term borrowings	394	(53)	—	205	(237)	—	4	32	(12)	439

Total	¥398	¥(54)	¥—	¥208	¥(238)	¥—	¥4	¥32	¥(15)	¥443

	Billions of yen
	Three months ended September 30, 2013
	Beginning balance as of three months ended September 30, 2013	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2013
Assets:
Trading assets and private equity investments
Equities	¥128	¥3	¥—	¥8	¥(39)	¥—	¥0	¥2	¥(0)	¥102
Private equity investments	88	(0)	—	0	(6)	—	2	—	—	84
Japanese agency and municipal securities	0	—	—	—	—	—	—	—	(0)	—
Foreign government, agency and municipal securities	38	8	—	188	(199)	—	—	8	(16)	27
Bank and corporate debt securities and loans for trading purposes	78	1	—	79	(54)	—	(0)	12	(15)	101
Commercial mortgage-backed securities (“CMBS”)	7	(0)	—	1	(2)	—	(0)	1	(0)	7
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(0)	—	(0)	0	(0)	3
Real estate-backed securities	66	1	—	0	(62)	—	(0)	—	—	5
Collateralized debt obligations (“CDO”) and other	16	(1)	—	1	(4)	—	(0)	1	(0)	13
Investment trust funds and other	14	0	—	5	(1)	—	0	—	—	18

Total trading assets and private equity investments	438	12	—	282	(367)	—	2	24	(31)	360

Derivatives, net(4)
Equity contracts	12	(18)	—	—	—	14	0	7	(1)	14
Interest rate contracts	(52)	(7)	—	—	—	6	0	(1)	1	(53)
Credit contracts	35	(4)	—	—	—	(0)	(0)	(2)	(0)	29
Foreign exchange contracts	2	(4)	—	—	—	3	0	(1)	(0)	0
Commodity contracts	0	0	—	—	—	(0)	(0)	—	—	0

Total derivatives, net	(3)	(33)	—	—	—	23	0	3	(0)	(10)

Subtotal	¥435	¥(21)	¥—	¥282	¥(367)	¥23	¥2	¥27	¥(31)	¥350

Loans and receivables	3	(0)	—	—	(1)	—	0	—	—	2
Other assets
Non-trading debt securities	4	(0)	(0)	—	—	—	0	—	—	4
Other	59	3	0	0	(2)	—	(0)	—	—	60

Total	¥501	¥(18)	¥0	¥282	¥(370)	¥23	¥2	¥27	¥(31)	¥416

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥(0)	¥—	¥(0)	¥0
Bank and corporate debt securities	0	(0)	—	(0)	(0)	—	(0)	(0)	—	0

Total trading liabilities	¥0	¥(0)	¥—	¥0	¥(0)	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	1	0	—	0	(0)	—	—	—	(1)	0
Payables and deposits	1	(0)	—	(0)	—	—	—	—	(0)	1
Long-term borrowings	204	13	—	146	(112)	—	(0)	2	(14)	213
Other liabilities	—	—	—	0	—	—	—	—	—	0

Total	¥206	¥13	¥—	¥146	¥(112)	¥—	¥(0)	¥2	¥(15)	¥214

	Billions of yen
	Three months ended September 30, 2014
	Beginning balance as of three months ended September 30, 2014	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2014
Assets:
Trading assets and private equity investments
Equities	¥40	¥0	¥—	¥9	¥(7)	¥—	¥2	¥1	¥(3)	¥42
Private equity investments	44	(0)	—	1	(1)	—	1	—	—	45
Japanese agency and municipal securities	—	(0)	—	0	(0)	—	—	—	—	0
Foreign government, agency and municipal securities	32	1	—	26	(26)	—	—	0	(22)	11
Bank and corporate debt securities and loans for trading purposes	118	(1)	—	31	(18)	—	6	3	(24)	115
Commercial mortgage-backed securities (“CMBS”)	5	(0)	—	3	(5)	—	—	—	—	3
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(2)	—	—	—	—	1
Real estate-backed securities	2	(0)	—	—	(0)	—	0	—	(2)	0
Collateralized debt obligations (“CDO”) and other	23	(2)	—	13	(12)	—	2	8	(3)	29
Investment trust funds and other	28	1	—	0	(11)	—	0	—	(0)	18

Total trading assets and private equity investments	295	(1)	—	83	(82)	—	11	12	(54)	264

Derivatives, net(4)
Equity contracts	4	(2)	—	—	—	(9)	0	(1)	(0)	(8)
Interest rate contracts	(40)	(7)	—	—	—	(5)	0	(1)	1	(52)
Credit contracts	5	(4)	—	—	—	3	0	1	(1)	4
Foreign exchange contracts	7	(3)	—	—	—	(2)	0	—	(0)	2
Commodity contracts	0	(0)	—	—	—	(0)	0	—	—	(0)

Total derivatives, net	(24)	(16)	—	—	—	(13)	0	(1)	(0)	(54)

Subtotal	¥271	¥(17)	¥—	¥83	¥(82)	¥(13)	¥11	¥11	¥(54)	¥210

Loans and receivables	26	(1)	—	—	(0)	—	2	—	—	27
Other assets
Non-trading debt securities	0	0	—	—	(0)	—	0	—	—	0
Other	58	(0)	(1)	0	(1)	—	0	—	—	56

Total	¥355	¥(18)	¥(1)	¥83	¥(83)	¥(13)	¥13	¥11	¥(54)	¥293

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥1	¥0	¥—	¥(0)	¥(0)	¥(0)	¥1
Bank and corporate debt securities	0	(0)	—	0	—	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other	—	(0)	—	1	(0)	—	0	—	—	1

Total trading liabilities	¥0	¥(0)	¥—	¥2	¥(0)	¥—	¥0	¥(0)	¥(0)	¥2

Short-term borrowings	2	(0)	—	0	(0)	—	—	0	(0)	2
Payables and deposits	0	(0)	—	(0)	(0)	—	—	—	(0)	0
Long-term borrowings	465	(47)	—	109	(190)	—	4	10	(6)	439

Total	¥467	¥(47)	¥—	¥111	¥(190)	¥—	¥4	¥10	¥(6)	¥443

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2013	2014
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥3	¥(3)
Private equity investments	(2)	(1)
Japanese agency and municipal securities	—	(0)
Foreign government, agency and municipal securities	(2)	1
Bank and corporate debt securities and loans for trading purposes	(0)	0
Commercial mortgage-backed securities (“CMBS”)	(0)	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	0
Collateralized debt obligations (“CDO”) and other	(0)	(3)
Investment trust funds and other	0	2

Total trading assets and private equity investments	(1)	(4)

Derivatives, net(2)
Equity contracts	0	14
Interest rate contracts	(15)	(15)
Credit contracts	(1)	(5)
Foreign exchange contracts	(5)	(3)
Commodity contracts	(0)	(0)

Total derivatives, net	(21)	(9)

Subtotal	¥(22)	¥(13)

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	(0)	0
Other	2	(0)

Total	¥(20)	¥(13)

Liabilities:
Trading liabilities
Equities	¥(0)	¥0
Bank and corporate debt securities	(0)	(0)

Total trading liabilities	¥(0)	¥0

Short-term borrowings	0	0
Payables and deposits	(0)	(0)
Long-term borrowings	34	(39)

Total	¥34	¥(39)

	Billions of yen
	Three months ended September 30
	2013	2014
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥3	¥0
Private equity investments	(2)	(0)
Japanese agency and municipal securities	—	(0)
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	0
Commercial mortgage-backed securities (“CMBS”)	(0)	(0)
Residential mortgage-backed securities (“RMBS”)	(0)	0
Real estate-backed securities	1	—
Collateralized debt obligations (“CDO”) and other	(1)	(2)
Investment trust funds and other	0	1

Total trading assets and private equity investments	1	(1)

Derivatives, net(2)
Equity contracts	(14)	(1)
Interest rate contracts	(3)	(37)
Credit contracts	(2)	(4)
Foreign exchange contracts	(5)	(4)
Commodity contracts	0	(0)

Total derivatives, net	(24)	(46)

Subtotal	¥(23)	¥(47)

Loans and receivables	(0)	(0)
Other assets
Non-trading debt securities	(0)	0
Other	2	(0)

Total	¥(21)	¥(47)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	(0)	(0)

Total trading liabilities	¥0	¥0

Short-term borrowings	0	(0)
Payables and deposits	(0)	(0)
Long-term borrowings	15	(43)

Total	¥15	¥(43)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2014
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥66	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	42	17	Quarterly	30 days
Real estate funds	3	—	—	—

Total	¥115	¥18

	Billions of yen
	September 30, 2014
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥77	¥0	Monthly	Same day-90 days
Venture capital funds	4	1	—	—
Private equity funds	43	13	—	—
Real estate funds	1	—	—	—

Total	¥125	¥14

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Six months ended September 30
	2013	2014
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(0)	¥(0)
Private equity investments	0	0
Loans and receivables	2	(5)
Collateralized agreements(3)	(1)	6
Other assets(2)	0	(6)

Total	¥1	¥(5)

Liabilities:
Short-term borrowings(4)	¥(1)	¥5
Collateralized financing(3)	0	(0)
Long-term borrowings(4)(5)	51	(40)
Other liabilities(6)	0	0

Total	¥50	¥(35)

	Billions of yen
	Three months ended September 30
	2013	2014
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(0)	¥0
Private equity investments	0	0
Loans and receivables	3	(3)
Collateralized agreements(3)	(3)	4
Other assets(2)	(0)	(3)

Total	¥(0)	¥(2)

Liabilities:
Short-term borrowings(4)	¥(2)	¥4
Collateralized financing(3)	0	0
Long-term borrowings(4)(5)	3	26
Other liabilities(6)	0	(0)

Total	¥1	¥30

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2014
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,779	¥1,666	¥3,968	¥385	¥8,798

	Billions of yen
	September 30, 2014
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,409	¥2,152	¥3,773	¥508	¥9,842

(1)	Other than above, there were ¥756 billion and ¥681 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2014 and September 30, 2014, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2014(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,490	¥1,490	¥1,490	¥—	¥—
Time deposits	364	364	—	364	—
Deposits with stock exchanges and other segregated cash	336	336	—	336	—
Loans receivable(2)	1,327	1,326	—	1,068	258
Securities purchased under agreements to resell	9,618	9,618	—	9,618	—
Securities borrowed	7,729	7,729	—	7,729	—

Total Assets	¥20,864	¥20,863	¥1,490	¥19,115	¥258

Liabilities:
Short-term borrowings	¥602	¥602	¥—	¥599	¥3
Deposits received at banks	1,114	1,114	—	1,114	0
Securities sold under agreements to repurchase	13,938	13,938	—	13,938	0
Securities loaned	2,360	2,360	—	2,360	—
Long-term borrowings	8,227	8,202	134	7,674	394

Total Liabilities	¥26,241	¥26,216	¥134	¥25,685	¥397

	Billions of yen
	September 30, 2014(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,440	¥1,440	¥1,440	¥—	¥—
Time deposits	225	225	—	225	—
Deposits with stock exchanges and other segregated cash	405	405	—	405	—
Loans receivable(2)	1,357	1,358	—	1,120	238
Securities purchased under agreements to resell	8,300	8,300	—	8,300	—
Securities borrowed	8,081	8,081	—	8,081	—

Total Assets	¥19,808	¥19,809	¥1,440	¥18,131	¥238

Liabilities:
Short-term borrowings	¥609	¥609	¥—	¥607	¥2
Deposits received at banks	1,056	1,056	—	1,056	0
Securities sold under agreements to repurchase	13,878	13,878	—	13,873	5
Securities loaned	2,630	2,630	—	2,630	—
Long-term borrowings	8,412	8,390	113	7,838	439

Total Liabilities	¥26,585	¥26,563	¥113	¥26,004	¥446

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for loan losses.